Commitments and Contingencies - Schedule of future minimum lease payments (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] $ in Millions	Dec. 31, 2020 USD ($)
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2021	$ 2.9
2022	4.0
2023	3.5
2024	3.5
2025	3.6
Thereafter	7.6
Total	$ 25.1